Mandatorily Redeemable Series A Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Mandatorily Redeemable Series A Preferred Stock

12. Mandatorily Redeemable Series A Preferred Stock

On September 13, 2011, the Company entered into a financing agreement with an investor (the “Series A Investor”). The agreement provided for the sale of Series A Preferred Stock (“Series A Preferred Stock”) to the Series A Investor in multiple tranches. As part of this agreement, the Series A Investor received 22,000 shares of Series A Preferred Stock with an issuance price of $1,000 per share as well as 14,300,000 shares of common stock in exchange for gross proceeds of $22,000 in September 2011. The second tranche of 26,000 shares of Series A Preferred Stock was issued in January 2012, in exchange for gross proceeds of $26,000.

The Company originally authorized 200,000 shares of Series A Preferred Stock. Effective July 1, 2013, the Company reduced the number of shares of authorized Series A Preferred Stock to 100,000. The holders of the shares of Series A Preferred Stock were not entitled to vote, but were entitled to elect four of the seven directors to the Board. In the event of liquidation, after provision for payment of all debts and liabilities of the Company, the holders of the Series A Preferred Stock, before any payment to the holders of common stock, would have been entitled to receive the original issuance price per share, for all outstanding Series A Preferred Stock plus any unpaid accrued dividends. If upon any such liquidation event the assets of the Company available for distribution to its stockholders were insufficient to pay the holders of shares of Series A Preferred Stock the full amount to which they were entitled, the holders of Series A Preferred Stock would share ratably in any distribution of the assets available for distribution in proportion to the respective amounts to which they were respectively entitled. Dividends accrued and accumulated on the Series A Preferred Stock, whether or not earned or declared, at the rate of 15% per annum and compound quarterly on April 1, July 1, October 1 and January 1. Dividends were paid in-kind with additional Series A Preferred Stock; fractional share portions of calculated dividends were paid in cash. In-kind dividends are accounted for as interest expense and were accrued as part of the long-term liability in the consolidated balance sheets. The Company issued 4,148 and 3,581 Series A Preferred Stock for dividends in the nine months ended September 30, 2016 and 2015, respectively. For the three months ended September 30, 2016 and 2015, the Company incurred $1,813 and $1,256 of interest expense related to the Preferred Shares, respectively. For the nine months ended September 30, 2016 and 2015, the Company incurred $4,936 and $3,690 of interest expense related to the Series A Preferred Stock, respectively. Of this expense, $59 and $463 was capitalized into property, plant and equipment in the consolidated balance sheets as of September 30, 2016 and 2015, respectively.

The Series A Preferred Stock were mandatorily redeemable on September 13, 2016 only if certain defined pro forma covenants of the Credit Agreement were met; these requirements were not met as of September 30, 2016. The redemption price was the original issuance price per share of all outstanding shares of Series A Preferred Stock plus any unpaid accrued dividends. The Company had the option to repay the Series A Preferred Stock before September 13, 2016; if this option was exercised, the Company would have had to repay at least $1,000 per share of Series A Preferred Stock. The shares of Series A Preferred Stock were not convertible into common stock or any other security issued by the Company. As a result of the Series A Preferred Stock’s mandatory redemption feature, the Company classified these securities as current liabilities in the accompanying consolidated balance sheets as of September 30, 2016 and December 31, 2015.

The Company incurred $1,698 of transaction costs in connection with the issuance of the first tranche of the Series A Preferred Stock. The transaction costs and the allocation of value to the common shares (see Note 13) have been recorded as a reduction of the carrying amount of the Series A Preferred Stock. The Company incurred $1,639 of transaction costs in connection with the issuance of the second tranche of the Series A Preferred Stock. The Series A Preferred Stock liability was accreted to the face value with a corresponding charge to interest expense over the remaining term of the Series A Preferred Stock to present the face value of the Series A Preferred Stock mandatory redemption date value on September 13, 2016.

The Series A Preferred Stock consisted of:

	September 30, 2016	December 31, 2015
Face value	$26,469	$26,469
Accumulated dividends	13,231	9,083
Net accretion of issuance & transaction cost	—	(844)

Total Series A Preferred Stock	$39,700	$34,708

At September 30, 2016, the liquidation value of the Series A Preferred Stock is $39,700. On November 9, 2016, the Series A Preferred Stock was fully redeemed at a total redemption value of $40,329 using a portion of the proceeds from the IPO.

11. Mandatorily Redeemable Series A Preferred Stock

On September 13, 2011, the Company entered into a financing agreement with an Investor (“Series A Investor”). The agreement provides for the sale of Preferred Shares to the Company in three tranches. As part of this agreement, the investor received 22,000 Preferred Shares with an issuance price of $1,000 per share as well as 14,300,000 shares of common stock in exchange for gross proceeds of $22,000 in September 2011. The second tranche of 26,000 Preferred Shares was issued in January 2012, in exchange for gross proceeds of $26,000. The third tranche of up to 27,000 Preferred Shares is available to the Company at the discretion of the Company’s Board.

The Company authorized 200,000 shares of Series A Preferred Stock. Effective July 1, 2013, the Company reduced the number of authorized Preferred Shares to 100,000. The holders of the Preferred Shares are not entitled to vote, but are entitled to elect four of the seven directors on the Board. In the event of liquidation, after provision for payment of all debts and liabilities of the Company, the holders of the Preferred Shares, before any payment shall be made to the holders of common stock, shall be entitled to receive the original issuance price per share, for all outstanding Preferred Shares plus any unpaid accrued dividends. If upon any such liquidation event the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A Preferred Stock the full amount to which they shall be entitled, the holders of Series A Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be respectively entitled. Dividends accrue and accumulate on the Preferred Shares, whether or not earned or declared, at the rate of 15% per annum and compound quarterly on April 1, July 1, October 1 and January 1. Dividends are paid in-kind with additional Preferred Shares; fractional share portion of calculated dividends are paid in cash. In-kind dividends are accounted for as interest expense and are accrued as part of the Preferred Shares liability in the consolidated balance sheets. The Company issued 4,865 and 4,218 Preferred Shares for dividends in December 31, 2015 and 2014, respectively. The Company incurred $5,652 and $5,965 of interest expense related to the Preferred Shares for the years ending December 31, 2015 and 2014. Of such interest expense $574 and $364 was capitalized into property, plant and equipment in the consolidated balance sheet at December 31, 2015 and 2014, respectively.

The Preferred Shares are mandatorily redeemable on September 13, 2016, only if certain defined proforma covenants of the Credit Agreement (Note 7) are met and immediately prior, and after give effect to, such a redemption payment, undrawn availability would be the greater of $12,500 or a certain percentage of the maximum commitment level, as defined. While the Company has classified the Preferred Shares as current, because of these covenant requirements the Company does not anticipate being able to redeem the Preferred Shares in the foreseeable future (at least for one year and a day from the date the consolidated financial statements were available to be issued, as disclosed in Note 20.) The redemption price is the original issuance price per share of all outstanding Preferred Shares plus any unpaid accrued dividends. The Company has an option to repay the Preferred Shares before September 13, 2016; if this option is exercised, the Company must repay at least $1,000. The Preferred Shares are not convertible into common stock or any other security issued by the Company. As a result of the Preferred Shares’ mandatory redemption feature, the Company classified these securities as current liabilities in the accompanying consolidated balance sheets as of December 31, 2015 and long-term liabilities as of December 31, 2014, respectively.

The Company incurred $1,698 of transaction costs in connection with the issuance of the first tranche of the Preferred Shares. The transaction costs and the allocation of value to the common shares (see Note 12) have been recorded as a reduction of the carrying amount of the Preferred Shares liability. The Company incurred $1,639 of transaction costs in connection with the issuance of the second tranche of the Preferred Shares. The Preferred Shares liability will be accreted to the face value with a corresponding charge to interest expense over the remaining term of the Preferred Shares to present the face value of the Preferred Shares mandatory redemption date value on September 13, 2016.

At December 31, 2015 and 2014, the Series A Redeemable Preferred Stock consisted of:

December 31,	2015	2014
Face value	$26,469	$26,469
Unaccreted value of common stock and issuance costs	(1,628)	(1,938)
Accumulated dividends	9,083	4,218
Current year accretion of common stock and issuance costs	784	310

Total Series A Redeemable Preferred Stock	$34,708	$29,059

At December 31, 2015 and 2014, the liquidation value of the Series A Preferred Stock is $35,552 and $30,687, respectively.

On March 28, 2014, as part of the financing transaction disclosed in Note 7, approximately $40,000 was redeemed by the Company and paid to the holders of Preferred Shares.